13. Regulatory Matters (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Total capital (to Risk-Weighted Assets) | Consolidated
Actual, amount	$ 159,407	$ 152,156
Actual, ratio	16.07%	16.08%
For capital adequacy purposes, amount	$ 79,372	$ 75,710
For capital adequacy purposes, ratio	8.00%	8.00%
To be well capitalized under prompt corrective action provisions, amount	$ 0	$ 0
To be well capitalized under prompt corrective action provisions, ratio	0.00%	0.00%
Total capital (to Risk-Weighted Assets) | Bank
Actual, amount	$ 157,106	$ 149,266
Actual, ratio	15.85%	15.79%
For capital adequacy purposes, amount	$ 79,283	$ 75,602
For capital adequacy purposes, ratio	8.00%	8.00%
To be well capitalized under prompt corrective action provisions, amount	$ 104,059	$ 99,228
To be well capitalized under prompt corrective action provisions, ratio	10.50%	10.50%
Tier 1 Capital (to Risk- Weighted Assets) | Consolidated
Actual, amount	$ 149,499	$ 145,476
Actual, ratio	15.07%	15.37%
For capital adequacy purposes, amount	$ 59,529	$ 56,783
For capital adequacy purposes, ratio	6.00%	6.00%
To be well capitalized under prompt corrective action provisions, amount	$ 0	$ 0
To be well capitalized under prompt corrective action provisions, ratio	0.00%	0.00%
Tier 1 Capital (to Risk- Weighted Assets) | Bank
Actual, amount	$ 147,198	$ 142,586
Actual, ratio	14.85%	15.09%
For capital adequacy purposes, amount	$ 59,462	$ 56,702
For capital adequacy purposes, ratio	6.00%	6.00%
To be well capitalized under prompt corrective action provisions, amount	$ 84,238	$ 80,328
To be well capitalized under prompt corrective action provisions, ratio	8.50%	8.50%
Tier 1 Capital (Average Assets) | Consolidated
Actual, amount	$ 149,499	$ 145,476
Actual, ratio	10.24%	11.91%
For capital adequacy purposes, amount	$ 58,378	$ 48,872
For capital adequacy purposes, ratio	4.00%	4.00%
To be well capitalized under prompt corrective action provisions, amount	$ 0	$ 0
To be well capitalized under prompt corrective action provisions, ratio	0.00%	0.00%
Tier 1 Capital (Average Assets) | Bank
Actual, amount	$ 147,198	$ 142,586
Actual, ratio	10.04%	11.61%
For capital adequacy purposes, amount	$ 58,662	$ 49,106
For capital adequacy purposes, ratio	4.00%	4.00%
To be well capitalized under prompt corrective action provisions, amount	$ 58,662	$ 49,106
To be well capitalized under prompt corrective action provisions, ratio	4.00%	4.00%
Common Equity Tier 1 (to Risk-Weighted Assets) | Consolidated
Actual, amount	$ 134,499	$ 130,476
Actual, ratio	13.56%	13.79%
For capital adequacy purposes, amount	$ 44,647	$ 42,587
For capital adequacy purposes, ratio	4.50%	4.50%
To be well capitalized under prompt corrective action provisions, amount	$ 0	$ 0
To be well capitalized under prompt corrective action provisions, ratio	0.00%	0.00%
Common Equity Tier 1 (to Risk-Weighted Assets) | Bank
Actual, amount	$ 147,198	$ 142,586
Actual, ratio	14.85%	15.09%
For capital adequacy purposes, amount	$ 44,597	$ 42,526
For capital adequacy purposes, ratio	4.50%	4.50%
To be well capitalized under prompt corrective action provisions, amount	$ 69,373	$ 66,152
To be well capitalized under prompt corrective action provisions, ratio	7.00%	7.00%